PIONEER VARIABLE CONTRACTS TRUST

Pioneer Select Mid Cap Growth VCT Portfolio — Class I Shares

Schedule of Investments
September 30, 2020

Schedule of Investments I 9/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.9%
	COMMON STOCKS - 99.9% of Net Assets
	Aerospace & Defense - 0.6%
7,258	HEICO Corp.	$ 759,622
	Total Aerospace & Defense	$ 759,622
	Biotechnology - 6.7%
10,840(a)	Alnylam Pharmaceuticals, Inc.	$1,578,304
18,413(a)	Esperion Therapeutics, Inc.	684,411
3,692(a)	Exact Sciences Corp.	376,399
6,635(a)	Fate Therapeutics, Inc.	265,201
22,004(a)	FibroGen, Inc.	904,805
19,120(a)	Immunomedics, Inc.	1,625,774
6,386(a)	Mirati Therapeutics, Inc.	1,060,395
6,855(a)	Moderna, Inc.	484,991
15,748(a)	Natera, Inc.	1,137,636
11,530(a)	Sage Therapeutics, Inc.	704,714
	Total Biotechnology	$8,822,630
	Building Products - 1.2%
9,545	Owens Corning	$ 656,791
13,652(a)	Trex Co., Inc.	977,483
	Total Building Products	$1,634,274
	Capital Markets - 3.3%
6,819	MSCI, Inc.	$2,432,883
18,893	Tradeweb Markets, Inc.	1,095,794
19,385(a)	XP, Inc.	808,161
	Total Capital Markets	$4,336,838
	Chemicals - 0.6%
8,920	Albemarle Corp.	$ 796,378
	Total Chemicals	$ 796,378
	Commercial Services & Supplies - 1.0%
12,656(a)	Copart, Inc.	$1,330,905
	Total Commercial Services & Supplies	$1,330,905
	Containers & Packaging - 1.2%
19,686(a)	Crown Holdings, Inc.	$1,513,066
	Total Containers & Packaging	$1,513,066
	Distributors - 0.6%
2,359	Pool Corp.	$ 789,180
	Total Distributors	$ 789,180
	Diversified Consumer Services - 0.4%
12,938(a)	ServiceMaster Global Holdings, Inc.	$ 515,967
	Total Diversified Consumer Services	$ 515,967
	Electrical Equipment - 4.1%
14,034(a)	Generac Holdings, Inc.	$2,717,544
4,823	Rockwell Automation, Inc.	1,064,340
89,498(a)	Vertiv Holdings Co.	1,550,105
	Total Electrical Equipment	$5,331,989
	Electronic Equipment, Instruments & Components - 1.0%
8,067	CDW Corp.	$ 964,249
9,203(a)	II-VI, Inc.	373,274
	Total Electronic Equipment, Instruments & Components	$1,337,523
	Energy Equipment & Services - 0.2%
14,194	Cactus, Inc.	$ 272,383
	Total Energy Equipment & Services	$ 272,383
	Entertainment - 1.8%
5,515(a)	Roku, Inc.	$1,041,232
5,499(a)	Spotify Technology S.A.	1,333,892
	Total Entertainment	$2,375,124
	Equity Real Estate Investment Trusts (REITs) - 1.0%
11,871	First Industrial Realty Trust, Inc.	$ 472,466
2,495	SBA Communications Corp.,	794,608
	Total Equity Real Estate Investment Trusts (REITs)	$1,267,074
	Food & Staples Retailing - 1.1%
9,182(a)	BJ's Wholesale Club Holdings, Inc.	$ 381,512
3,498	Casey's General Stores, Inc.	621,420
8,715(a)	Grocery Outlet Holding Corp.	342,674
	Total Food & Staples Retailing	$1,345,606
	Food Products - 1.7%
13,982	Conagra Brands, Inc.	$ 499,297
53,400(a)	Nomad Foods, Ltd.	1,360,632
11,087(a)	TreeHouse Foods, Inc.	449,356
	Total Food Products	$2,309,285
	Food Retail - 0.4%
15,994	Kroger Co.	$ 542,357
	Total Food Retail	$ 542,357
	Health Care Equipment & Supplies - 5.5%
2,547(a)	Align Technology, Inc.	$ 833,786
2,647(a)	DexCom, Inc.	1,091,173
2,459(a)	IDEXX Laboratories, Inc.	966,657
Shares		Value
	Health Care Equipment & Supplies - (continued)
563(a)	INSULET Corp.	$ 133,200
4,662(a)	Penumbra, Inc.	906,199
11,148	ResMed, Inc.	1,911,102
3,855	Teleflex, Inc.	1,312,319
	Total Health Care Equipment & Supplies	$7,154,436
	Health Care Providers & Services - 2.7%
5,495(a)	Amedisys, Inc.	$1,299,183
3,169	McKesson Corp.	471,959
5,830(a)	Molina Healthcare, Inc.	1,067,123
5,137	Quest Diagnostics, Inc.	588,135
	Total Health Care Providers & Services	$3,426,400
	Health Care Technology - 3.2%
6,643(a)	Teladoc Health, Inc.	$1,456,411
9,766(a)	Veeva Systems, Inc.	2,746,102
	Total Health Care Technology	$4,202,513
	Hotels, Restaurants & Leisure - 4.1%
46,126	Brinker International, Inc.	$1,970,503
1,104(a)	Chipotle Mexican Grill, Inc.	1,373,056
9,156(a)	Penn National Gaming, Inc.	665,641
18,858	Wendy's Co.	420,439
3,759	Wingstop, Inc.	513,667
4,911	Wynn Resorts Ltd.	352,659
	Total Hotels, Restaurants & Leisure	$5,295,965
	Household Durables - 1.1%
7,427	Dr Horton, Inc.	$ 561,704
5,250(a)	TopBuild Corp.	896,122
	Total Household Durables	$1,457,826
	Household Products - 0.6%
3,617	Clorox Co.	$ 760,185
	Total Household Products	$ 760,185
	Industrials - 0.2%
1,541	Kansas City Southern	$ 278,659
	Total Industrials	$ 278,659
	Information Technology - 3.7%
22,551	Amphenol Corp.	$2,441,597
7,024	Lam Research Corp.	2,330,212
	Total Information Technology	$4,771,809
	Interactive Media & Services - 3.8%
3,937(a)	Charles River Laboratories International, Inc.	$ 891,533
10,969(a)	IAC/InterActiveCorp	1,313,867
7,819(a)	Match Group, Inc.	865,172
17,226(a)	Pinterest, Inc.	715,051
25,597(a)	Twitter, Inc.	1,139,066
	Total Interactive Media & Services	$4,924,689
	Internet & Direct Marketing Retail - 1.6%
6,756(a)	Etsy, Inc.	$ 821,732
2,221(a)	Stamps.com, Inc.	535,150
2,812(a)	Wayfair, Inc.	818,320
	Total Internet & Direct Marketing Retail	$2,175,202
	IT Services - 8.6%
11,060(a)	Akamai Technologies, Inc.	$1,222,572
11,220	Booz Allen Hamilton Holding Corp.	931,036
5,758(a)	EPAM Systems, Inc.	1,861,446
30,266	Genpact, Ltd.	1,178,861
4,914	Global Payments, Inc.	872,628
5,708(a)	Okta, Inc.	1,220,656
500(a)	Shopify, Inc.	511,452
4,739(a)	Square, Inc.	770,324
7,828(a)	Twilio, Inc.	1,934,221
5,513(a)	WEX, Inc.	766,142
	Total IT Services	$11,269,338
	Leisure Products - 1.6%
21,674(a)	Peloton Interactive, Inc.	$2,150,928
	Total Leisure Products	$2,150,928
	Life Sciences Tools & Services - 1.5%
9,811(a)	10X Genomics, Inc.	$1,223,235
7,686	Agilent Technologies, Inc.	775,825
	Total Life Sciences Tools & Services	$1,999,060
	Machinery - 1.2%
10,463(a)	Middleby Corp.	$ 938,636
3,172	Nordson Corp.	608,453
	Total Machinery	$1,547,089
	Media - 0.4%
6,341	Nexstar Media Group, Inc.	$ 570,246
	Total Media	$ 570,246
Shares		Value
	Multiline Retail - 1.2%
7,403	Dollar General Corp.	$1,551,817
	Total Multiline Retail	$1,551,817
	Pharmaceuticals - 1.4%
8,570(a)	MyoKardia, Inc.	$1,168,348
6,651(a)	Reata Pharmaceuticals, Inc.	647,940
	Total Pharmaceuticals	$1,816,288
	Professional Services - 6.0%
99,245(a)	Clarivate Analytics Plc	$3,075,603
1,501(a)	CoStar Group, Inc.	1,273,613
8,863	Thomson Reuters Corp.	707,002
13,829	TransUnion	1,163,434
8,763	Verisk Analytics, Inc.	1,623,871
	Total Professional Services	$7,843,523
	Real Estate Management & Development - 0.3%
7,616(a)	CBRE Group, Inc.	$ 357,724
	Total Real Estate Management & Development	$ 357,724
	Semiconductors & Semiconductor Equipment - 4.2%
46,253(a)	Micron Technology, Inc.	$2,172,041
9,911	MKS Instruments, Inc.	1,082,579
7,643	NXP Semiconductors NV	953,923
6,491(a)	Qorvo, Inc.	837,404
2,942(a)	SolarEdge Technologies, Inc.	701,226
	Total Semiconductors & Semiconductor Equipment	$5,747,173
	Software - 16.3%
5,707(a)	ANSYS, Inc.	$1,867,502
5,480(a)	Atlassian Corp. Plc	996,209
5,728(a)	Avalara, Inc.	729,404
6,081	Citrix Systems, Inc.	837,414
5,291(a)	CrowdStrike Holdings, Inc.	726,560
9,333(a)	DocuSign, Inc.	2,008,835
6,426(a)	Guidewire Software, Inc.	670,039
5,331(a)	Palo Alto Networks, Inc.	1,304,762
2,329(a)	Paycom Software, Inc.	725,018
17,804(a)	RealPage, Inc.	1,026,222
3,869(a)	RingCentral, Inc.	1,062,466
2,650(a)	ServiceNow, Inc.	1,285,250
9,830(a)	Splunk, Inc.	1,849,318
12,446	SS&C Technologies Holdings, Inc.	753,232
11,956(a)	Synopsys, Inc.	2,558,345
2,586(a)	Trade Desk, Inc.	1,341,565
15,537(a)	Zendesk, Inc.	1,599,068
	Total Software	$21,341,209
	Specialty Retail - 2.6%
810(a)	AutoZone, Inc.	$ 953,888
4,092(a)	Burlington Stores, Inc.	843,320
11,100(a)	Floor & Decor Holdings, Inc.	830,280
1,685(a)	O'Reilly Automotive, Inc.	776,920
	Total Specialty Retail	$3,404,408
	Textiles, Apparel & Luxury Goods - 1.2%
4,643(a)	Lululemon Athletica, Inc.	$1,529,265
	Total Textiles, Apparel & Luxury Goods	$1,529,265
	TOTAL COMMON STOCKS
	(Cost $91,070,059)	$130,855,953
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $91,070,059)	$130,855,953
	OTHER ASSETS AND LIABILITIES - 0.1%	$ 163,355
	NET ASSETS - 100.0%	$131,019,308

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$130,855,953	$–	$–	$130,855,953
Total Investments in Securities	$130,855,953	$–	$–	$130,855,953

For the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.